LONG-TERM DEBT - Stream obligation (Details)				12 Months Ended
	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 15, 2015 $ / oz	Dec. 31, 2019 USD ($) oz $ / oz
Long-Term Debt
Repurchase payments				$ 82,416,000
Loss on financial instruments at fair value				15,415,000
Settlement of offtake obligation				$ (3,068,000)
Offtake obligation
Long-Term Debt
Repurchase payments	$ 20,000,000	$ 62,416,000
Delivery of gold (in ounces) | oz				234,378
Offtake obligation | Dore
Long-Term Debt
Delivery of gold (in ounces) | oz				158,268
Offtake obligation | Concentrate
Long-Term Debt
Purchase of Gold				76,110
Offtake obligation | Refined Gold
Long-Term Debt
Mineral obligation (in percent)			100.00%
Mineral (in ounces)			7,067,000
Potential reduction in obligation (in percent)				75.00%
Repurchase payments agreed per ounce | $ / oz			13	13